UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21489

AVIEMORE FUNDS

                                                                (Exact name of registrant as specified in charter)

20 Phelps Rd., Old Chatham, NY          12136

                                                                                        (Address of principal executive offices) (Zip code)

Paul Michael Frank

20 Phelps Rd., Old Chatham, NY 12136

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 392-5880

Date of fiscal year end: April 30

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Aviemore Fund

ANNUAL REPORT

April 30, 2006

June 8, 2006

Dear Shareholders:

Enclosed for your review is the Annual Report of The Aviemore Fund for its fiscal year ending April 30, 2006.  This report covers the Fund's second year of operation.

The factors that contributed to the Fund’s performance were market and allocation based.   We participated in the rally in Asia and U.S. small-caps in the second-half of 2005 and the fund experienced strong gains.  I moved a greater percentage of the portfolio to U.S. equities at the turn of the year when the International markets showed weakness in my models.  In early 2006 I increased the portfolio's allocation to cash to avoid what I deemed excess volatility.  The combination of these moves helped the Fund outperform the S&P 500 Index.  I will continue to use my models to position the portfolio in sectors which show risk-adverse growth opportunities.  In the long-run I believe this strategy will deliver consistent positive performance and will keep the Fund out of any prolonged   market declines.

I invite you to visit the Fund's web site at www.AviemoreFund.com.  There is contact information on the web site for anyone with questions or comments.

                                                                             Very truly yours,

                                                                              Paul M. Frank

2006 Annual Report  1

Aviemore Fund

PERFORMANCE INFORMATION

April 30, 2006 NAV $11.56

Average annual total returns for the period ended April 30, 2006

      Since

                                                                 1 Year(A)                    Inception(A)

Aviemore Fund

                 17.74%

                  7.85%

Standard & Poor’s 500 Index(B)                        15.42%

    10.80%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Aviemore Fund was May 3, 2004.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-9136.

2006 Annual Report  2

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting (Unaudited)

Aviemore Asset Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.aviemorefund.com or is also available without charge, upon request, by calling our toll free number (1-800-239-9136). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-239-9136). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Expense Example (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on October 31, 2005 and held through April 30, 2006.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                        Expenses Paid

                                                       Beginning                    Ending                   During the Period*

                                                    Account Value           Account Value             October 31, 2005

                                      October 31, 2005          April 30, 2006              to April 30, 2006

Actual                                   $1,000.00                 $1,116.01                          $9.18

Hypothetical                          $1,000.00                 $1,016.12                          $8.75

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2006 Annual Report  3

Aviemore Fund

	Schedule of Investments
	April 30, 2006

Shares/Principal Amount		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS
5,000	DIAMONDS Trust	$ 569,050
5,000	iShares MSCI Hong Kong Index	71,550
1,000	iShares S&P Global Energy Sector	108,460
3,000	iShares Dow Jones US Telecom	76,620
10,000	iShares Russell 2000 Index	760,600
1,500	iShares Russell 2000 Value Index	112,485
2,000	iShares S&P MidCap 400/BARRA Value	156,320
25,000	NASDAQ 100 Index	1,046,250
20,000	PowerShares Water Resources	366,200
Total for Exchange Traded Funds		3,267,535	95.74%
	(Cost $2,982,713)

Cash Equivalents
148,114	First American Treasury Obligation Fund Cl Y 4.32% *	148,114	4.34%
	(Cost $148,114)

	Total Investments	3,415,649	100.08%
	(Cost $3,130,827)

	Liabilties in Excess of Other Assets	(2,946)	-0.08%

	Net Assets	$ 3,412,703	100.00%

* Variable Rate Security; The Yield Rate shown represents the rate at April 30, 2006.

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  4

Aviemore Fund

Statement of Assets and Liabilities
April 30, 2006

Assets:
Investment Securities at Market Value	$ 3,415,649
(Identified Cost - $3,130,827)
Receivables:
Dividends and Interest	1,775
Total Assets	3,417,424
Liabilities:
Management Fees Payable	4,721
Total Liabilities	4,721
Net Assets	$ 3,412,703
Net Assets Consist of:
Paid In Capital	2,994,473
Realized Gain on Investments - Net	133,408
Unrealized Appreciation in Value
of Investments Based on Identified Cost	284,822
Net Assets, for 295,131 Shares Outstanding	$ 3,412,703
(Unlimited number of shares authorized without par value)
Net Asset Value and Redemption Price
Per Share ($3,412,703/295,131 shares)	$ 11.56

Statement of Operations
For the year ended April 30, 2006

Investment Income:
Dividends	$ 24,922
Interest	20,795
Total Investment Income	45,717
Expenses:
Management Fees (Note 3)	56,341
Total Expenses	56,341

Net Investment Loss	(10,624)

Realized and Unrealized Gain on Investments:
Realized Gain (Loss) on Investments	293,866
Net Change In Unrealized Appreciation on Investments	242,263
Net Realized and Unrealized Gain on Investments	536,129

Net Increase in Net Assets from Operations	$ 525,505

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  5

Aviemore Fund

Statement of Changes in Net Assets
	5/1/2005	5/3/2004(a)
	to	to
	4/30/2006	4/30/2005
From Operations:
Net Investment Income (Loss)	$ (10,624)	$ 2,592
Net Realized Gain (Loss) on Investments	293,866	(132,202)
Net Change In Unrealized Appreciation	242,263	42,559
Increase (Decrease) in Net Assets from Operations	525,505	(87,051)
From Distributions to Shareholders:
Net Investment Income	(20,224)	0
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(20,224)	0
From Capital Share Transactions:
Proceeds From Sale of Shares	346,874	4,486,643
Shares Issued on Reinvestment of Dividends	20,224	0
Cost of Shares Redeemed	(537,730)	(1,421,538)
Net Increase (Decrease) from Shareholder Activity	(170,632)	3,065,105

Net Increase in Net Assets	334,649	2,978,054

Net Assets at Beginning of Period	3,078,054	100,000
Net Assets at End of Period (Including Accumulated Undistributed	$ 3,412,703	$ 3,078,054
Net Investment Income of $0 and $2,592, respectively)

Share Transactions:
Issued	32,335	441,502
Reinvested	1,839	0
Redeemed	(50,700)	(139,845)
Net Increase (Decrease) in Shares	(16,526)	301,657
Shares Outstanding, Beginning of Period	311,657	10,000
Shares Outstanding, End of period	295,131	311,657

Financial Highlights
Selected data for a share outstanding throughout the period:	5/1/2005	5/3/2004(a)
	to	to
	4/30/2006	4/30/2005
Net Asset Value -
Beginning of Period	$ 9.88	$ 10.00
Net Investment Income/(Loss) (b) (e)	(0.04)	0.01
Net Gains or Losses on Securities
(realized and unrealized)	1.79	(0.13)
Total from Investment Operations	1.75	(0.12)

Distributions (From Net Investment Income)	(0.07)	0.00
Distributions (From Capital Gains)	0.00	0.00
Total Distributions	(0.07)	0.00

Net Asset Value -
End of Period	$ 11.56	$ 9.88

Total Return	17.74%	(1.20)%	(c)

Ratios/Supplemental Data

Net Assets - End of Period (Thousands)	3,413	3,078

Ratio of Expenses to Average Net Assets (f)	1.75%	1.75%	(d)
Ratio of Net Income to Average Net Assets	-0.33%	0.08%	(d)

Portfolio Turnover Rate	385.26%	772.71%

(a) Commencement of Operations.
(b) Per share amounts were calculated using the average shares method.
(c) Not Annualized
(d) Annualized
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these

financial statements.

2006 Annual Report  6

NOTES TO FINANCIAL STATEMENTS

AVIEMORE FUND

April 30, 2006

1.) ORGANIZATION

Aviemore Fund (the "Fund") is a non-diversified series of the Aviemore Funds (the "Trust"), and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on January 2, 2004, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. The Fund commenced operations on May 3, 2004.  The Fund’s investment adviser is Aviemore Asset Management, Inc. (the “Adviser”). The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

2006 Annual Report  7

Notes to the Financial Statements - continued

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset values per share of the Fund. For the fiscal year ended April 30, 2006, accumulated net investment loss of $28,256 was reclassified to accumulated realized gain.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into a management agreement (the "Agreement") with Aviemore Asset Management Inc. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Aviemore Asset Management pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its services, the Adviser receives an annual investment management  fee of 1.75% of the average daily net assets of the Fund. For the year ended April 30, 2006, the Adviser earned management fees totaling $56,341 of which $4,721 was still due to the Adviser at April 30, 2006.

4.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

On April 3, 2006, the Board met to consider the renewal of the Agreement. In reviewing the Agreement, the Board of Trustees received materials from the Adviser addressing the following factors: (i) the investment performance of the Fund and the investment adviser; (ii) the nature, extent and quality of the services provided by the investment adviser to the Fund;  (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders.

As to the performance of the Fund, the materials from the Adviser included information regarding the Fund's performance compared to a peer group of 40 funds.  Mr. Frank noted that he does not advise individual clients with mandates comparable to the Fund.  For the 12-month period ended December 31, 2005, the Fund showed a total return of 2.41%, compared to a total return of 5.08% for the peer group.  Additionally, the average annualized return since inception from May 3, 2004 was 10.25% for the S&P 500 compared to 7.31% for the Fund over the same period.  However, it was noted that the 12-month return for the period ending February 28, 2006 for the S&P 500 was 8.40%, compared to a return of 10.28% for the Fund for the same period.   The Trustees also reviewed Morningstar rankings, and noted that the performance of the Fund relative to its peers in Morningstar's large cap growth category steadily improved throughout 2005.

The Trustees also compared the performance of the PMFM Core Advantage Investor Fund to that of the Fund.  Both the Fund and the PMFM Core Advantage Investor Fund invest primarily in ETFs.  It was noted that the Fund's 12 month total return as of December 31, 2005 was 2.41% compared to 0.20% for the PMFM Core Advantage Investor Fund.

As to the nature, extent and quality of the services provided by the Adviser, the Trustees analyzed the Adviser's experience and capabilities.  The representatives of the Adviser summarized the information provided to the Board.  The Trustees discussed the Adviser's financial condition.  The Trustees discussed the portfolio manager's background and investment management experience.  The representatives of the Adviser reviewed and discussed with the Board the Adviser's ADV and the 17j-1 certifications.  Mr. Frank walked the Board through the Adviser's Form ADV and discussed the Adviser's financial stability.  Mr. Frank stated that as president and majority owner of the Adviser, he has consistently funded the Adviser with suffi-

2006 Annual Report  8

Notes to the Financial Statements  - continued

cient capital to pay all operating expenses of the Fund.  Mr. Frank also stated that there were no changes in the adviser's corporate structure, business activities or personnel.  Furthermore, Mr. Frank stated that there was no relationship between the Adviser, the transfer agent, the fund accountant or the custodian bank.  Mr. Frank stated that although Aviemore Asset Management, Inc. manages other accounts, he devotes at least 65% of his time to Fund business.

As to the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund, it was noted that the Adviser is subsidizing the Fund due to the current asset level.  Mr. Frank also stated that in addition to advisory services, the Adviser also provides the Fund with officers, including the CCO, and office space.  Materials submitted by the Adviser show that the Adviser has been losing money as a result of its relationship with the Fund.  The Trustees reviewed the fees under the Agreement compared to other mutual funds with similar investment objectives and asset levels.  Under the Agreement, the Adviser is paid a management fee of 1.75%.  This is the highest fee in the peer group.  However, the Agreement provides that the Adviser will assume all Fund expenses.  As a result, the Fund's total operating expense ratio is 1.75%, compared to a peer group average of 1.88%.  The Trustees also recognized that the Adviser is not making a profit, and has committed to reducing fees as economies of scale were realized.

Next, the independent Trustees met in executive session to discuss the continuation of the Agreement.  The officers of the Trust were excused during this discussion.

Upon reconvening the meeting, the Trustees reported that after further consideration, they were satisfied with the performance of the Fund.  They concluded that the nature and extent of services provided by the Adviser was consistent with the Board's expectations.  The Trustees also concluded that the Adviser has sufficient resources and had provided quality advisory services to the Fund.  The Board agreed that that the fees in the Agreement were reasonable and that the Adviser was not overly profitable.  The Trustees agreed that economics of scale would not be a material consideration until the Fund is substantially larger.  It was the consensus of the Trustees, including the independent Trustees, that renewal of the Management Agreement would be in the best interests of the Fund.

5.) INVESTMENT TRANSACTIONS

For the year ended April 30, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $11,592,001 and $10,377,580, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at April 30, 2006 was $3,132,373. At April 30, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                 (Depreciation)

      Net Appreciation (Depreciation)

  $284,822                         (1,546)                                         $283,276

6.) RELATED PARTY TRANSACTIONS

Paul Michael Frank is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund. The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agency services. An officer and shareholder of MSS also is an officer of the Trust.

The Trustees who are not interested persons of the Fund received $3,500 in Trustee fees, in aggregate, from the Adviser for the year ended April 30, 2006.

7.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in Capital at April 30, 2006 was $2,994,473, representing 295,131 shares outstanding.

8.) DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2005, the Fund declared distributions from ordinary income of $0.0088 per share paid to shareholders of record on December 27, 2005. Also, on December 30, 2005, the Fund declared distributions from ordinary income of $0.0600 per share paid to shareholders of record on December 29, 2005.

2006 Annual Report  9

Notes to the Financial Statements  - continued

The tax character of distributions paid during the year ended April 30, 2006 was as follows:

Ordinary Income                        $  20,224

Short-term Capital Gain                         0

Long-term Capital Gain                          0

                        $  20,224

There were no distributions paid for the period from May 3, 2004 through April 30, 2005.

As of April 30, 2006, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)              $ 134,954

Undistributed long-term capital gain/ (accumulated losses)                -

Unrealized appreciation/(depreciation) - net                               283,276

                                                                  $ 418,230

The difference between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.

2006 Annual Report  10

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2006 Annual Report  11

Cohen McCurdy

                                    800 Westpoint Pkwy., Suite 1100

Certified Public Accountants

                        Westlake, Ohio 44145-1139

                        440 835 8500

                        440 835 1093

                        www.cohenmccurdy.com

To The Shareholders and Board of

Trustees of Aviemore Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aviemore Fund (the "Fund") as of April 30, 2006, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aviemore Fund as of April 30, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

June 9, 2006

2006 Annual Report  12

TRUSTEES AND OFFICERS

Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee Or Officer
Paul Michael Frank(2), Year of Birth: 1962 Donna Rand Frank(2), Year of Birth: 1968	President, Treasurer and Trustee CCO Secretary	Since 2004 Since 2004	President of Aviemore Asset Management, LLC (1993 to present). Homemaker.	1 N/A	None N/A

(1) The address of each trustee and officer is c/o Aviemore Funds, 20 Phelps Road, Old Chatham , NY 12136.

(2) Paul Michael Frank is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.  Paul Michael Frank and Donna Rand Frank are married.

Independent Trustees

Name, Address(3), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee Or Officer
Sophie DeVennish Sisler, Year of Birth: 1953 Sharyn Finkelstein, Year of Birth:1953	Trustee Trustee	Since 2004 Since 2004	Retired. Attorney for the City and State of New York (1988 to present).	1 1	None None

 (3) The address of each Trustee is c/o Aviemore Funds, 20 Phelps Road, Old Chatham , NY 12136.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-800-595-3166.

2006 Annual Report  13

Board of Trustees

Paul Michael Frank

Sophie DeVennish Sisler

Sharyn Finkelstein

Investment Adviser

Aviemore Asset Management, LLC

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Registered

Public Accounting Firm

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Aviemore Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 4/30/06	FYE 4/30/05
Audit Fees	$12,300	$13,955
Audit-Related Fees	$0	$0
Tax Fees	$2,050	$985
All Other Fees	$1,435	$0

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Report and consent fees.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Fees	FYE 4/30/06	FYE 4/30/05
Registrant	$3,485	$985
Registrant’s Investment Adviser	$0	$0

(h)  The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aviemore Funds

By: /s/ Paul Michael Frank

Paul Michael Frank

President

Date:              July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul Michael Frank

Paul Michael Frank

President

Date:              July 5, 2006

By: /s/ Paul Michael Frank

Paul Michael Frank

Chief Financial Officer

Date:              July 5, 2006